OTHER ASSETS (Details) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Prepaid lease		2,080	2,232
Deposits for purchase of plant and equipment		5,145	2,977
Deposits for purchase of seed usage right		4,000	0
Others		31	37
Other Assets, Noncurrent, Total	$ 1,831	11,256	5,246